Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2018
C000200669
Account Value [Line Items]
Line Graph and Table Measure Name	Penn Mutual AM Strategic Income Fund, I Shares
Account Value	$ 31,862	$ 29,906	$ 27,255	$ 28,330	$ 27,678		$ 26,388	$ 24,976	$ 25,000
C000220871
Account Value [Line Items]
Line Graph and Table Measure Name	Penn Mutual AM 1847 Income Fund, I Shares
Account Value	$ 13,485	12,294	11,186	11,688	10,647	$ 10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 27,206	26,870	25,462	29,270	29,729		27,653	25,436	25,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,133	9,020	8,548	9,826	9,980	10,000
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 29,185	27,728	26,404	26,025	26,013		$ 25,840	$ 25,264	$ 25,000
Morningstar Moderately Conservative Target Risk Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Total Return USD Index
Account Value	$ 11,658	$ 10,956	$ 9,880	$ 11,469	$ 10,783	$ 10,000